A FAMILY OF MUTUAL FUNDS DESIGNED EXCLUSIVELY FOR PROFESSIONAL MONEY MANAGERS

NOVA FUND
URSA FUND
JUNO FUND
OTC FUND
ARKTOS FUND
PRECIOUS METALS FUND
U.S. GOVERNMENT BOND FUND
U.S. GOVERNMENT MONEY MARKET FUND

RYDEX SERIES TRUST
6116 EXECUTIVE BLVD., SUITE 400
ROCKVILLE, MD 20852
301/468-8520 - 800/820-0888

[RYDEX INVESTMENT FLEXIBILITY LOGO]

RYDEX SERIES TRUST
PROSPECTUS
AUGUST 1, 1998

INVESTOR CLASS SHARES

[BULL AND BEAR LOGO]

NOVA FUND
URSA FUND
JUNO FUND
OTC FUND
ARKTOS FUND
PRECIOUS METALS FUND
U.S. GOVERNMENT BOND FUND
U.S. GOVERNMENT MONEY MARKET FUND

                          PROSPECTUS -- INVESTOR CLASS

        1  INTRODUCTION
      ---

        2  NOVA FUND
      ---

        4  URSA FUND
      ---

        6  OTC FUND
      ---

        8  ARKTOS FUND
      ---

       10  PRECIOUS METALS FUND
      ---

       12  U.S. GOVERNMENT BOND FUND
      ---

       14  JUNO FUND
      ---

       16  U.S. GOVERNMENT MONEY MARKET FUND
      ---

       18  MORE INFORMATION ABOUT RISK
      ---

       21  SHAREHOLDER INFORMATION
      ---

       26  MANAGEMENT
      ---

       28  DIVIDENDS, DISTRIBUTIONS AND TAXES
      ---

       30  FINANCIAL HIGHLIGHTS
      ---

       37  BENCHMARK INFORMATION
      ---

       BC  ADDITIONAL INFORMATION
      ---

AUGUST 1, 1998, AS REVISED

                               RYDEX SERIES TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                                  ARKTOS FUND
                              PRECIOUS METALS FUND
                           U.S. GOVERNMENT BOND FUND
                                   JUNO FUND
                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                          1-800-820-0888  301-468-8520

Rydex Series Trust (the "Trust") is a no-load mutual fund complex with twenty-two separate investment portfolios (the "Rydex Funds"), eight of which are described in this Prospectus (the "Funds"). Investor Class Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     ICON LEGEND

      [ICON]

      Fund Objective
      The fund's particular investment goal.

      [ICON]

      Portfolio Investments
      The primary types of securities in which the fund invests.

      [ICON]

      Risk Considerations
      The major risk factors associated with the fund.

      [ICON]

      Fund Performance and Fee Information
      The overall costs incurred by an investor in the fund.

      [ICON]

      Financial Highlights
      A table showing the fund's financial performance.

                                                            PROSPECTUS  1
                                                                        --------

INTRODUCTION

    The Funds' objectives (except the U.S. Government Money Market Fund) are to match, exceed or perform the opposite of the performance of a specific index or market indicator. The benchmark used by each Fund is set forth below:

        FUND (TICKER SYMBOL)                                       BENCHMARK
 NOVA FUND (RYNVX)                    150% OF THE PERFORMANCE OF THE S&P 500 COMPOSITE STOCK PRICE
                                      INDEX-TM- (SPX)
 URSA FUND (RYURX)                    INVERSE (OPPOSITE) OF THE PERFORMANCE OF S&P 500 COMPOSITE STOCK
                                      PRICE INDEX-TM- (SPX)
 OTC FUND (RYOCX)                     100% OF THE PERFORMANCE OF THE NASDAQ 100 INDEX-TM- (NDX)
 ARKTOS FUND                          INVERSE (OPPOSITE) OF THE PERFORMANCE OF NASDAQ 100 INDEX-TM- (NDX)
 PRECIOUS METALS FUND (RYPMX)         100% OF THE PERFORMANCE OF THE PHILADELPHIA STOCK EXCHANGE
                                      GOLD/SILVER INDEX-TM- (XAU)
 U.S. GOVERNMENT BOND FUND (RYGBX)    120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND
 JUNO FUND (RYJUX)                    INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE LONG
                                      TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P"), on a statistical basis to be included in the S&P 500 Index.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE PHILADELPHIA STOCK EXCHANGE GOLD/SILVER INDEX-TM- (XAU INDEX). The XAU Index is a capitalization-weighted index featuring securities of ten widely-held companies in the gold and silver mining and production industry, or companies that invest in such mining and production companies.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.

    THE FUNDS:

    - are not federally insured

    - are not guaranteed by any government agency

    - are not bank deposits

    - are not guaranteed to achieve their objectives

INVESTING IN ANY OF THE FUNDS INVOLVES RISKS THAT MAY ADVERSELY AFFECT THE FUNDS' NET ASSET VALUE, YIELD AND TOTAL RETURN. YOU MAY LOSE MONEY. Each Fund (except the U.S. Government Money Market Fund) is non-diversified. Non-diversified funds may invest in the securities of a relatively few number of issuers. If the assets of a Fund are invested in a limited number of issuers, the Fund may be more susceptible to a single adverse economic or regulatory occurrence.

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

[LOGO]
          The Nova Fund seeks to provide investment returns that are 150% of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. Futures and options contracts, if used properly, may enable the Fund to meet its objective without investing directly in the securities included in the index. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day.

    - LEVERAGING RISK -- The Fund invests a percentage of its assets in leveraged instruments, such as certain futures and options contracts. The more the Fund invests in these leveraged instruments, the more this leverage will magnify the Fund's gains or losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase by 150% of the value of any increase in the S&P 500 Index. However, when the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease by 150% of the value of any decrease in the Index.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

NOVA FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NOVA FUND
1997              42.34%
1996              27.29%
1995              50.42%
1994              -4.77%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS 23.43%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 25.15% (QUARTER ENDED JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -8.31% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                                  42.34%           31.01%
  Since Inception (07/12/93)                                                     25.64%           18.80%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Nova Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .36%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.11%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Nova Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $113        $353       $612       $1,352

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE

[LOGO]
          The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS

[LOGO]
         The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 10%, the value of the Fund's shares should go down by 10%).

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

URSA FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            URSA FUND
1997            -20.99%
1996            -12.17%
1995            -20.14%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS -11.91%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.69% (QUARTER ENDED DECEMBER 31, 1994) AND THE LOWEST RETURN FOR A QUARTER WAS -14.1% (QUARTER ENDED JUNE 30, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                                       INVESTOR CLASS
                                                                           SHARES         S&P 500 INDEX(2)
                                                                     --------------------------------------
  Past One Year                                                                 -20.99%           31.01%
  Since Inception (01/07/94)                                                    -12.98%           19.97%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Ursa Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .44%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.34%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Ursa Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $137        $425       $734       $1,612

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

[LOGO]
          The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests principally in securities of companies included in the NASDAQ 100 Index-TM-. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S.Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase by the amount of the increase in value of the NASDAQ 100 Index-TM-. However, when the value of the NASDAQ 100 Index-TM- declines, the value of the Fund's shares should also decrease by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

OTC FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             OTC FUND
1997             21.85%
1996             43.46%
1995             44.24%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS 35.96%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 21.65% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -9.67% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                                 INVESTOR CLASS      NASDAQ 100 INDEX-TM-
                                                                     SHARES                   (2)
                                                               --------------------------------------------
  Past One Year                                                            21.85%              20.63%
  Since Inception (02/14/94)                                               26.00%              25.93%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX-TM- IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the OTC Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .38%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.13%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the OTC Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $115        $359       $622       $1,375

------
8  PROSPECTUS

                        FUND INFORMATION -- ARKTOS FUND

FUND OBJECTIVE

[LOGO]
          The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the NASDAQ 100 Index-TM-.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the NASDAQ 100 Index-TM-, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund engages to a significant extent in short sales of securities, futures contracts and options on: securities, futures contracts, and stock indexes. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The Arktos Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the NASDAQ 100 Index-TM- is decreasing. When the value of the NASDAQ 100 Index-TM- is increasing, however, the value of the Fund's shares should decrease by an inversely proportionate amount (e.g., if the NASDAQ 100 Index-TM- goes up by 10%, the value of the Fund's shares should go down by 10%).

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

[LOGO]
         As of August 1, 1998, the Arktos Fund had not commenced operations, and did not yet have a performance history.

FEES AND EXPENSES OF THE FUND

    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Arktos Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses**                                                                                     .60%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.50%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

** OTHER EXPENSES ARE ESTIMATED.

EXAMPLE
--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Arktos Fund with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS
  --------------------
    $153        $474

------
10  PROSPECTUS

                    FUND INFORMATION -- PRECIOUS METALS FUND

FUND OBJECTIVE

[LOGO]
          The Precious Metals Fund seeks to provide investment results that correspond to a benchmark primarily for metals-related securities. The Fund's current benchmark is the XAU Index.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests in securities of companies included in the XAU Index, as well as securities whose performance is expected to track the performance of the XAU Index. The Fund also may engage in futures and options transactions, purchase ADRs and U.S. government securities, and enter into repurchase agreements. The Fund may also invest a portion of its assets in securities of foreign issuers.

RISK CONSIDERATIONS

[LOGO]
         The Precious Metals Fund is subject to a number of risks that will affect the value of the Fund's shares, including:

    - CONCENTRATION RISK -- The risk that the relatively few securities of issuers in the same industry (e.g., mining) that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day-to-day.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase by the amount of the increase in value of the XAU Index. However, when the value of the XAU Index declines, the value of the Fund's shares should also decrease by the amount of the decrease in value of the Index.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

PRECIOUS METALS FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PRECIOUS METALS FUND
1997                       -37.62%
1996                        -2.62%
1995                        11.54%
1994                       -25.44%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS -4.18%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 19.23% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -32.91% (QUARTER ENDED DECEMBER 31, 1997).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                                          INVESTOR CLASS
                                                                              SHARES         XAU INDEX(2)
                                                                        ----------------------------------
 Past One Year                                                                     -37.62%        -36.45%
  Since Inception (12/01/93)                                                       -14.06%        -11.26%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE XAU INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF PRECIOUS METALS SECTOR PERFORMANCE.

FEES AND OPERATING EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Precious Metals Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .75%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .66%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.41%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Precious Metals Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $144        $446       $771       $1,691

------
12  PROSPECTUS

                 FUND INFORMATION -- U.S. GOVERNMENT BOND FUND

FUND OBJECTIVE

[LOGO]
          The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS

[LOGO]
          The Fund invests principally in U.S. Government securities, futures contracts, and options. Some of the Fund's U.S. Government securities will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Bond Fund is subject to a number of risks that will affect the value of its shares, including:

    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

    - LEVERAGING RISK -- The Fund invests a percentage of its assets in leveraged instruments, such as certain futures and options contracts. The more the Fund invests in these leveraged instruments, the more this leverage will magnify the Fund's gains or losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares should increase by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline by 120% of any price decline of the Long Treasury Bond.

                                                            PROSPECTUS  13
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT BOND FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              U.S. GOVERNMENT BOND FUND
1997                                16.36%
1996                                -7.09%
1995                                36.14%
1994                               -17.96%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS 7.10%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.9% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS -10.68% (QUARTER ENDED MARCH 31, 1996).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                           INVESTOR CLASS
                                                               SHARES         LEHMAN LONG TREASURY INDEX(2)
                                                         --------------------------------------------------
  Past One Year                                                      16.37%                  7.80%
  Since Inception (01/03/94)                                          4.84%                 -0.18%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy or hold Investor Class Shares of the U.S. Government Bond Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .61%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.11%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $113        $353       $612       $1,352

------
14  PROSPECTUS

                         FUND INFORMATION -- JUNO FUND

FUND OBJECTIVE

[LOGO]
          The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the price movement of the Long Treasury Bond.

PORTFOLIO INVESTMENTS

[LOGO]
          Unlike a traditional fund, the Fund's benchmark is to perform exactly opposite the Long Treasury Bond. As its primary investment strategy, the Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities to collateralize these obligations. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

[LOGO]
         The Juno Fund is subject to a number of risks that will affect the value of its shares, including:

    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.

    - TRACKING ERROR RISK -- The Advisor may not be able to match the performance of the Fund's benchmark.

    If the Fund meets its objective, the value of the Fund's shares will tend to increase during periods when the price of the Long Treasury Bond decreases. When the price of the Long Treasury Bond increases, however, the value of the Fund's shares should decrease by an inversely proportionate amount (e.g., if the price of the Long Treasury Bond increases by 2%, the value of the Fund's shares should go down by 2%).

                                                            PROSPECTUS  15
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

JUNO FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of Juno Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            JUNO FUND
1997             -5.56%
1996                 8%

* THE YEAR-TO-DATE PERFORMANCE FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS -1.86%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 8.77% (QUARTER ENDED MARCH 31, 1996) AND THE LOWEST RETURN FOR A QUARTER WAS -7.9% (QUARTER ENDED JUNE 30, 1995).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                           INVESTOR CLASS
                                                               SHARES          LEHMAN LONG TREASURY INDEX(2)
                                                         ----------------------------------------------------
 Past One Year                                                       -5.56%                   7.80%
  Since Inception (03/03/95)                                         -4.72%                   5.58%

(1) These figures assume the reinvestment of dividends and capital gains distributions.
(2) The Lehman Long Treasury Index is an unmanaged index that is a widely recognized indicator of U.S. government bond performance.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Juno Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .90%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .69%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                1.59%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Juno Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
    $162        $502       $866       $1,889

------
16  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

[LOGO]
          The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENTS

[LOGO]
          The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RISK CONSIDERATIONS

[LOGO]
         The U.S. Government Money Market Fund is subject to the following risk that will potentially affect the value of its shares:

    - INTEREST RATE RISK -- The Fund's securities are subject to Interest Rate Risk, which is the potential for decline in the price of the Fund's securities due to rising interest rates.

    In addition, the U.S. Government Money Market Fund is governed by SEC rules which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less. The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  17
                                                                        --------

FUND PERFORMANCE AND FEE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE

[LOGO]
         The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

               U.S. GOVERNMENT MONEY MARKET FUND
1997                                           4.60%
1996                                           4.38%
1995                                           4.90%

* THE YEAR-TO-DATE RETURN FOR THE PERIOD FROM JANUARY 1, 1998 THROUGH JUNE 30, 1998 IS 2.36%.
DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.24% (QUARTER ENDED JUNE 30, 1995) AND THE LOWEST RETURN FOR A QUARTER WAS .50% (QUARTER ENDED MARCH 31, 1994).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1997)(1)
                                                       INVESTOR CLASS SHARES   90-DAY TREASURY COMPOSITE(2)
                                                      ------------------------------------------------------
 Past One Year                                                    4.60%                       5.53%
  Since Inception (12/03/93)                                      4.27%                       5.28%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE 90-DAY TREASURY COMPOSITE INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL MONEY MARKET PERFORMANCE.

YIELD - As of June 30, 1998, the current yield of the Fund was 5.01%.

FEES AND EXPENSES OF THE FUND
    This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the U.S. Government Money Market Fund.
--------------------------------------------------------------------------------

SHAREHOLDER FEES
  Redemption Fees*                                                                                     None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
  Management Fees                                                                                      .50%
  Distribution (12b-1) Fees                                                                            None
  Other Expenses                                                                                       .39%
                                                                                                  ---------
  Total Annual Fund Operating Expenses                                                                 .89%

* THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.

EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the U.S. Government Money Market Fund with the cost of investing in other mutual funds.
    The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

   1 YEAR     3 YEARS    5 YEARS     10 YEARS
  --------------------------------------------
     $91        $284       $493       $1,096

------
18  PROSPECTUS

MORE INFORMATION ABOUT RISK

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (NOVA, URSA, OTC, ARKTOS AND PRECIOUS METALS FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. An investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

FIXED INCOME RISK (U.S. GOVERNMENT BOND AND JUNO FUNDS) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- While the Funds do not expect returns to deviate from their respective benchmarks by more than ten percent, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (NOVA, URSA, U.S. GOVERNMENT BOND AND JUNO FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs at the close of a trading day, a Fund may not be able to purchase or sell options or futures contracts. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

                                                            PROSPECTUS  19
                                                                        --------

LEVERAGING RISK (NOVA AND U.S. GOVERNMENT BOND FUNDS) -- Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

    - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

    - There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures or options contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

    FUTURES RISK -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

    OPTIONS RISK -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

------
20  PROSPECTUS

    Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

    SHORT SALES RISK -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

PORTFOLIO TURNOVER RATE RISK (PRECIOUS METALS, OTC AND U.S. GOVERNMENT BOND FUNDS) -- The Trust anticipates that investors that are part of a tactical or strategic asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

CONCENTRATION RISK (PRECIOUS METALS FUND) -- Since the Precious Metals Fund invests in the securities of a limited number of issuers conducting business in a specific industry, it is subject to the risk that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance. In addition, the prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals-producing countries. None of the other Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.

EARLY CLOSING RISK (OTC AND ARKTOS FUNDS) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

YEAR 2000 RISK (ALL FUNDS) -- The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked their service providers whether they expect to have

                                                            PROSPECTUS  21
                                                                        --------

their computer systems adjusted for the year 2000 transition, and received assurances from all that they are devoting significant resources to prevent material adverse consequences to the Funds. The Funds and their respective shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

FOREIGN COMPANY RISKS (PRECIOUS METALS FUND) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                            SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the New York Stock Exchange (currently, 4:00 p.m., Eastern Time) and the settlement time for the Funds' futures and options contracts, if any (typically, 4:15 p.m., Eastern Time). The NAV of the Bond Fund and the Juno Fund is determined each day on which the Chicago Board of Trade ("CBOT") is open for trading futures contracts on U.S. Treasury bonds as of the close of normal trading on the CBOT (normally 3:00 P.M., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier. To receive the current Business Day's NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing.

MINIMUM INVESTMENT

    If a registered investment advisor has discretionary authority over your account, the minimum initial investment in the Investor Class Shares of the Funds is $15,000. For all other shareholder accounts ("Self-Directed Accounts"), the minimum initial investment in the Investor Class Shares of the Funds is $25,000. These minimums also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. If you invest in the Trust without designating which Fund you want to invest in on your account application, your check or your wire

------
22  PROSPECTUS

advice, your money will be invested in the Money Market Fund until you tell us where to invest your money. There is no minimum amount for subsequent investments in a Fund. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.

    Investments in the Funds may be made (i) through securities brokers and dealers or other financial institutions who have the responsibility to transmit orders promptly and who may charge a processing fee for purchases, redemptions or exchanges of shares, or (ii) directly with the Trust by mail or by bank wire transfer as follows:

BY MAIL

    Initial applications and investments, as well as subsequent investments, in the Funds made BY MAIL must be received in good form by the Trust, on any Business Day, at or prior to 2:00 p.m., Eastern Time, in order to be processed for that Business Day's NAV. Fill out an application and make a check payable to "Rydex Series Trust." Mail the check, along with the application to:

      Rydex Series Trust
     6116 Executive Boulevard, Suite 400
     Rockville, Maryland 20852

IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25.00 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.

BY BANK WIRE TRANSFER

    First, fill out an application and fax the completed application, along with a request for a shareholder account number, to the Trust at 301-468-8585. Then, request that your bank wire transfer the purchase amount to our custodian, Star Bank, N.A., along with the following instructions:

      Star Bank, N.A.
     Cincinnati, Ohio
     Routing Number: 0420-00013
     For Account of Rydex Series Trust
     Trust Account Number: 48038-9030
     [Your Name]
     [Your Shareholder Account Number and Fund Designation]

AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES, YOU MUST CALL THE TRUST AT 1-800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME

                                                            PROSPECTUS  23
                                                                        --------

THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. YOUR BANK MAY CHARGE A FEE FOR SUCH SERVICES. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.

    Wire transfers for both initial investments (which must be preceded by a faxed application) and subsequent investments in the Funds must be received in good form at the Trust, on any Business Day, at or prior to the cutoff time of the Funds as outlined in the "EXCHANGES" section (1:00 p.m., Eastern Time, for the Money Market Fund) in order to be processed at that Business Day's NAV. An initial application that is faxed to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust.

TAX-QUALIFIED RETIREMENT PLANS

    Investors may purchase shares of the Funds through any of the following types of tax-qualified retirement plans:

      Individual Retirement Accounts (IRAs, including Roth IRAs)
     Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
     Internal Revenue Code Section 403(b) Plans

    For retirement plan accounts that have engaged a registered investment advisor with discretionary authority over the retirement plan account with the Trust, the minimum initial investment in Investor Class Shares of the Funds is $15,000. For retirement plan accounts that are Self-Directed Accounts, the minimum initial investment in Investor Class Shares of the Funds is $25,000.

    Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 1-800-820-0888 or 301-468-8520.

REDEEMING FUND SHARES

GENERAL

    You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by letter or by telephone subject to the procedures set forth below. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Telephone redemptions will be sent only to your address or your bank

------
24  PROSPECTUS

account (as listed in the Trust's records). The Trust may charge $15 for certain wire transfers of redemption proceeds.

    The proceeds of non-telephone redemptions will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing and must include a signature guarantee.

    REDEMPTIONS FROM TAX-QUALIFIED RETIREMENT PLANS MAY HAVE ADVERSE TAX CONSEQUENCES. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE REDEEMING SHARES FROM YOUR TAX-QUALIFIED ACCOUNT.

INVOLUNTARY REDEMPTIONS

    Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance drops below the required minimum of $15,000 ($25,000 for Self-Directed Accounts), the Trust reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS

    With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME, the Chicago Board Options Exchange ("CBOE"), or the CBOT, as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME, the CBOE, or the CBOT, as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of Fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

EXCHANGES

    You may exchange Investor Class Shares of any Fund for Investor Class Shares of any other Rydex Fund on the basis of the respective net asset values of the shares involved. An exchange involving a Self-Directed Account must be for at least the lesser of $1,000 or 100% of the account value of the Rydex Fund from which the redemption is to be made. The Trust currently is composed

                                                            PROSPECTUS  25
                                                                        --------

of twenty-two separate Funds. Investor Class Shares of 14 Sector Funds and Advisor Class Shares of certain Funds are offered in separate prospectuses. Exchanges may be made by letter or by telephone subject to the procedures set forth below.

    To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Rydex Funds involved in the exchange transaction. If you are contemplating an exchange for shares of a Rydex Fund not described in this Prospectus, you should obtain and review the current prospectus of that Rydex Fund before making the exchange.

    Exchange orders into other Rydex Funds must be received by the time set forth below for either the relevant Rydex Fund from which an exchange is being made and into which an exchange is being made (whichever is earlier):

FUND(S)                                                                          CUT OFF TIME
----------------------------------------------------------------------------------------------
Nova                                                                              3:45 p.m.
Ursa
OTC
Arktos
----------------------------------------------------------------------------------------------
Rydex Sector Funds                                                                3:30 p.m.
Precious Metals
----------------------------------------------------------------------------------------------
U.S. Government Bond                                                              2:45 p.m.
Juno

    The exchange privilege may be modified or discontinued at any time.

PROCEDURES FOR REDEMPTIONS AND EXCHANGES

    Written requests for redemptions and exchanges should be sent to Rydex Series Trust, 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, and should be signed by the record owner or owners. With proper authorization, telephone and electronic redemption and transfer requests are also permitted. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by 3:30 p.m., Eastern Time, or by any earlier cutoff time specified above for exchanges between Funds, on any Business Day. The Trust reserves the right to suspend the right of redemption in accordance with this Prospectus. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.

------
26  PROSPECTUS

TRANSACTIONS OVER THE TELEPHONE

    Telephone redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your telephone transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of callers and authenticity of instructions, including recording telephone inquiries. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following telephone or wire instructions they reasonably believe to be genuine. If you make exchange or redemption requests by telephone, you will generally bear the risk of any loss. If you are unable to reach the Trust by telephone, you may want to try to reach the Trust by other means.

MANAGEMENT

THE ADVISOR'S INVESTMENT METHODOLOGY

    In managing the Funds, the Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible. Through the use of quantitative analysis techniques, each Fund is structured to match the risk and return characteristics of the appropriate benchmark, while remaining fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments, as necessary, to minimize tracking error and to maximize liquidity. The Advisor may utilize options contracts to leverage a Fund's investment exposure. In addition, some Funds may require short selling techniques designed to inversely correlate to the performance of an index or benchmark.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the

                                                            PROSPECTUS  27
                                                                        --------

Advisor a fee at an annualized rate, based on the average daily net assets for each Fund, as set forth below:

FUND                                                                             ADVISORY FEE
----------------------------------------------------------------------------------------------
Nova                                                                                 .75%
Ursa                                                                                 .90%
OTC                                                                                  .75%
Arktos                                                                               .90%
Precious Metals                                                                      .75%
U.S. Government Bond                                                                 .50%
Juno                                                                                 .90%
U.S. Government Money Market                                                         .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

    The portfolio manager of the Ursa Fund, OTC Fund and the Arktos Fund is Michael P. Byrum, who is the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund and the Juno Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

    The portfolio manager of the Precious Metals Fund is T. Daniel Gillespie, who joined the Advisor as a portfolio manager in January 1997. From July 1994 to January 1997, Mr. Gillespie was a portfolio manager for GIT Investment Funds, a registered investment company in Arlington, Virginia, where Mr. Gillespie managed over $160 million in equity, bond, and money market mutual fund assets. From 1991 to 1994, Mr. Gillespie worked as a portfolio manager to The Rushmore Funds, Inc., in Bethesda, Maryland, a registered investment company, where Mr. Gillespie managed over $900 million in mutual fund assets.

    The portfolio manager of the U.S. Government Bond Fund is Anne H. Ruff, who joined the Advisor as a portfolio manager in August 1996. From 1989 to 1995, Ms. Ruff worked as a portfolio manager for United Services Life Insurance Company in Arlington, Virginia, where Ms. Ruff managed $2.5 billion in fixed-income portfolios.

------
28  PROSPECTUS

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends, if any, are paid at least annually by each of the Funds, except the U.S. Government Money Market and Bond Funds, which declare dividends daily and pay them monthly. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

    You will receive dividends and distributions in the form of additional Fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.

    Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds, or of the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE SAI. WE URGE YOU TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

    - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.

                                                            PROSPECTUS  29
                                                                        --------

    - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a Fund from U.S. corporations.

    - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year, and will be taxed at different rates depending on how long the Fund held the assets.

    - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

    EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

    A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.

    Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

------
30  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                   NOVA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Nova Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR      YEAR      PERIOD
                                                                     ENDED       ENDED         ENDED     ENDED      ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,  JUNE 30,   JUNE 30,
                                                                     1998        1997*          1996      1995      1994**
                                                                   ---------   ---------      --------  --------   --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $  17.89    $  15.68       $  11.81  $  9.77    $ 10.01
                                                                   ---------   ---------      --------  --------   --------
  Net Investment Income (Loss)...................................       .59         .35            .56      .28        .01
  Net Realized and Unrealized Gains (Losses) on Securities.......     11.39        2.19           3.31     2.88       (.25)
                                                                   ---------   ---------      --------  --------   --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................     11.98        2.54           3.87     3.16       (.24)
  Dividends to Shareholders from Net Investment Income...........       .00         .00            .00     (.29)       .00
  Distributions to Shareholders from Net Realized Capital Gain...      (.05)       (.33)           .00     (.83)       .00
                                                                   ---------   ---------      --------  --------   --------
Net Increase (Decrease) in Net Asset Value.......................     11.93        2.21           3.87     2.04       (.24)
                                                                   ---------   ---------      --------  --------   --------
Net Asset Value -- End of Period.................................  $  29.82    $  17.89       $  15.68  $ 11.81    $  9.77
                                                                   ---------   ---------      --------  --------   --------
                                                                   ---------   ---------      --------  --------   --------
Total Investment Return..........................................     67.02%      20.92%***      32.77%   32.65%     (2.47)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.13%       1.19%***
  Net Expenses...................................................      1.11%       1.16%***       1.31%    1.43%      1.73%***
  Net Investment Income (Loss)...................................      2.42%       2.69%***       3.14%    2.62%      1.05%***
Supplementary Data
  Portfolio Turnover Rate****....................................         0%          0%             0%       0%         0%
  Net Assets, End of Period (000's omitted)......................  $986,247    $181,930       $224,541  $62,916    $77,914

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: JULY 12, 1993.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR. THE NOVA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

                                                            PROSPECTUS  31
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                   URSA FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Ursa Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR       YEAR       PERIOD
                                                                     ENDED       ENDED         ENDED       ENDED       ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,   JUNE 30,    JUNE 30,
                                                                     1998        1997*          1996       1995       1994**
                                                                   ---------   ---------      --------   ---------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $   7.02    $   7.55       $   8.79   $   10.54   $   10.00
                                                                   ---------   ---------      --------   ---------   ---------
  Net Investment Income (Loss)...................................       .19         .17            .30         .35         .01
  Net Realized and Unrealized Gains (Losses) on Securities.......     (2.23)       (.68)         (1.54)      (1.78)        .53
                                                                   ---------   ---------      --------   ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................     (2.04)       (.51)         (1.24)      (1.43)        .54
  Dividends to Shareholders from Net Investment Income...........      (.02)       (.02)           .00        (.32)        .00
                                                                   ---------   ---------      --------   ---------   ---------
Net Increase (Decrease) in Net Asset Value.......................     (2.06)       (.53)         (1.24)      (1.75)        .54
                                                                   ---------   ---------      --------   ---------   ---------
Net Asset Value -- End of Period.................................  $   4.96    $   7.02       $   7.55   $    8.79   $   10.54
                                                                   ---------   ---------      --------   ---------   ---------
                                                                   ---------   ---------      --------   ---------   ---------
Total Investment Return..........................................    (29.06)%     (8.98)%***    (14.11)%    (14.08)%     10.89%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.36%       1.36%***
  Net Expenses...................................................      1.34%       1.34%***       1.39%       1.39%       1.67%***
  Net Investment Income (Loss)...................................      3.18%       3.21%***       3.38%       3.50%       1.43%***
Supplementary Data
  Portfolio Turnover Rate****....................................         0%          0%             0%          0%          0%
  Net Assets, End of Period (000's omitted)......................  $254,225    $582,288       $192,553   $ 127,629   $ 110,899

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: JANUARY 7, 1994.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR. THE URSA FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

-------
  32  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                                    OTC FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single OTC Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR        YEAR       PERIOD
                                                                     ENDED       ENDED          ENDED       ENDED       ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,    JUNE 30,
                                                                     1998        1997*          1996        1995       1994**
                                                                   ---------   ---------      ---------   ---------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $  17.93    $  15.16       $   12.22   $    8.76   $   10.00
                                                                   ---------   ---------      ---------   ---------   ---------
  Net Investment Income (Loss)...................................      (.14)        .01             .06         .14         .01
  Net Realized and Unrealized Gains (Losses) on Securities.......      9.99        2.84            3.24        4.17       (1.25)
                                                                   ---------   ---------      ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................      9.85        2.85            3.30        4.31       (1.24)
  Dividends to Shareholders from Net Investment Income...........       .00        (.07)            .00        (.12)        .00
Distributions to Shareholders from Net Realized Capital Gain.....      (.10)       (.01)           (.36)       (.73)        .00
                                                                   ---------   ---------      ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value.......................      9.75        2.77            2.94        3.46       (1.24)
                                                                   ---------   ---------      ---------   ---------   ---------
Net Asset Value -- End of Period.................................  $  27.68    $  17.93       $   15.16   $   12.22   $    8.76
                                                                   ---------   ---------      ---------   ---------   ---------
                                                                   ---------   ---------      ---------   ---------   ---------
Total Investment Return..........................................     55.05%      24.77%***       26.44%      49.00%     (30.17)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.13%       1.27%***
  Net Expenses...................................................      1.13%       1.27%***        1.33%       1.41%       1.97%***
  Net Investment Income (Loss)...................................      (.58)%       .08%***         .44%       1.34%       1.69%***
Supplementary Data
  Portfolio Turnover Rate****....................................    971.80%   1,140.35%       2,578.56%   2,241.00%   1,171.00%
  Net Assets, End of Period (000's omitted)......................  $449,794    $ 52,278       $  48,716   $  61,948   $  30,695

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: FEBRUARY 14, 1994.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            PROSPECTUS  33
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                              PRECIOUS METALS FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Precious Metals Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR        YEAR       PERIOD
                                                                     ENDED       ENDED          ENDED       ENDED       ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,    JUNE 30,
                                                                     1998        1997*          1996        1995       1994**
                                                                   ---------   ---------      ---------   ---------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $   7.64    $   9.05       $    8.73   $    8.29   $   10.00
                                                                   ---------   ---------      ---------   ---------   ---------
  Net Investment Income (Loss)...................................       .00         .00             .00         .10         .01
  Net Realized and Unrealized Gains (Losses) on Securities.......     (1.82)      (1.41)            .32         .43       (1.72)
                                                                   ---------   ---------      ---------   ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations....................................................     (1.82)      (1.41)            .32         .53       (1.71)
  Dividends to Shareholders from Net Investment Income...........       .00         .00             .00        (.09)        .00
                                                                   ---------   ---------      ---------   ---------   ---------
Net Increase (Decrease) in Net Asset Value.......................     (1.82)      (1.41)            .32         .44       (1.71)
                                                                   ---------   ---------      ---------   ---------   ---------
Net Asset Value -- End of Period.................................  $   5.82    $   7.64       $    9.05   $    8.73   $    8.29
                                                                   ---------   ---------      ---------   ---------   ---------
                                                                   ---------   ---------      ---------   ---------   ---------
Total Investment Return..........................................    (23.82)%    (20.77)%***       3.67%       6.21%     (29.27)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.42%       1.49%***
  Net Expenses...................................................      1.41%       1.45%***        1.33%       1.38%       2.06%***
  Net Investment Income (Loss)...................................       .05%        .00%***        (.01)%      1.15%       1.23%***
Supplementary Data
  Portfolio Turnover Rate****....................................    752.05%     743.33%       1,036.37%   1,765.00%   2,728.00%
  Average Commission Rate Paid****...............................     .0140       .0101           .0151          --          --
Net Assets, End of Period (000's omitted)........................  $ 34,538    $ 23,680       $  36,574   $  40,861   $   1,526

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: DECEMBER 1, 1993.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR.

*****  FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, THE FUND IS
     REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR PURCHASES AND SALES OF EQUITY SECURITIES.

------
34  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                           U.S. GOVERNMENT BOND FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Bond Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or
(301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                  YEAR       PERIOD          YEAR       YEAR       PERIOD
                                                                  ENDED       ENDED         ENDED       ENDED       ENDED
                                                                MARCH 31,   MARCH 31,      JUNE 30,   JUNE 30,    JUNE 30,
                                                                  1998        1997*          1996       1995       1994**
                                                                ---------   ---------      --------   ---------   ---------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period........................  $   8.52     $  8.97       $  9.55    $    8.24   $   10.00
                                                                ---------   ---------      --------   ---------   ---------
  Net Investment Income (Loss)................................       .45         .34           .46          .39         .02
  Net Realized and Unrealized Gains (Losses) on Securities....      1.50        (.45)         (.45)        1.17       (1.76)
                                                                ---------   ---------      --------   ---------   ---------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations.................................................      1.95        (.11)          .01         1.56       (1.74)
  Dividends to Shareholders from Net Investment Income........      (.43)       (.34)         (.46)        (.25)       (.02)
  Distributions to Shareholders from Net Realized Capital
   Gain.......................................................       .00         .00          (.13)         .00         .00
                                                                ---------   ---------      --------   ---------   ---------
Net Increase (Decrease) in Net Asset Value....................      1.52        (.45)         (.58)        1.31       (1.76)
                                                                ---------   ---------      --------   ---------   ---------
Net Asset Value -- End of Period..............................  $  10.04     $  8.52       $  8.97    $    9.55   $    8.24
                                                                ---------   ---------      --------   ---------   ---------
                                                                ---------   ---------      --------   ---------   ---------
Total Investment Return.......................................     24.72%       (.46)%***    (1.48)%      18.97%     (32.63)%
Ratios to Average Net Assets
  Gross Expenses..............................................      1.13%       1.51%***
  Net Expenses................................................      1.11%       1.49%***      1.26%        2.26%       3.05%***
  Net Investment Income (Loss)................................      4.65%       5.06%***      4.73%        4.64%       3.39%***
Supplementary Data
  Portfolio Turnover Rate****.................................  1,496.21%     962.17%       780.30%    3,452.59%   1,290.00%
  Net Assets, End of Period (000's omitted)...................  $ 20,508     $ 3,302       $18,331    $   2,592   $   1,564

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: JANUARY 3, 1994.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            PROSPECTUS  35
                                                                        --------

                              FINANCIAL HIGHLIGHTS
                                   JUNO FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Juno Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR        YEAR
                                                                     ENDED       ENDED          ENDED      ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,
                                                                     1998        1997*          1996       1995**
                                                                   ---------   ---------      ---------   --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $   9.69    $   9.47       $    9.08   $  10.00
                                                                   ---------   ---------      ---------   --------
  Net Investment Income (Loss)...................................       .16         .25             .34        .14
  Net Realized and Unrealized Gains (Losses) on Securities            (1.12)        .00             .05      (1.06)
                                                                   ---------   ---------      ---------   --------
  Net Increase (Decrease) in Net Asset Value Resulting from
   Operations                                                          (.96)        .25             .39       (.92)
  Dividends to Shareholders from Net Investment Income                 (.08)       (.03)            .00        .00
  Net Increase (Decrease) in Net Asset Value                          (1.04)        .22             .39       (.92)
                                                                   ---------   ---------      ---------   --------
Net Asset Value -- End of Period                                   $   8.65    $   9.69       $    9.47   $   9.08
                                                                   ---------   ---------      ---------   --------
                                                                   ---------   ---------      ---------   --------
Total Investment Return..........................................     (9.92)%      3.75%***        4.30%     (9.20)%
Ratios to Average Net Assets
  Gross Expenses.................................................      1.61%       1.60%***
  Net Expenses...................................................      1.59%       1.58%***        1.64%      1.50%***
  Net Investment Income (Loss)...................................      3.55%       3.51%***        3.63%      1.32%***
Supplementary Data
  Portfolio Turnover Rate****....................................        0%          0%              0%         0%
  Net Assets, End of Period (000's omitted)......................  $ 12,887    $ 32,577       $  18,860   $  4,301

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: MARCH 3, 1995.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SECURITIES
     HAVING A MATURITY OF LESS THAN ONE YEAR. THE JUNO FUND TYPICALLY HOLDS MOST OF ITS INVESTMENTS IN OPTIONS AND FUTURES CONTRACTS, WHICH ARE DEEMED SHORT-TERM SECURITIES.

------
36  PROSPECTUS

                              FINANCIAL HIGHLIGHTS
                       U.S. GOVERNMENT MONEY MARKET FUND

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[LOGO]
       The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single U.S. Government Money Market Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche
LLP, whose report, along with the financial statements and related notes, appears in the Trust's 1998 Annual Report. Our 1998 Annual Report is available by telephoning us at 800-820-0888 or (301) 468-8520. The Annual Report is incorporated by reference in the SAI.

                                                                     YEAR       PERIOD          YEAR        YEAR       PERIOD
                                                                     ENDED       ENDED          ENDED       ENDED      ENDED
                                                                   MARCH 31,   MARCH 31,      JUNE 30,    JUNE 30,    JUNE 30,
                                                                     1998        1997*          1996        1995       1994**
                                                                   ---------   ---------      ---------   ---------   --------
Per Share Operating Performance:+
Net Asset Value -- Beginning of Period...........................  $   1.00    $   1.00       $    1.00   $    1.00   $  1.00
                                                                   ---------   ---------      ---------   ---------   --------
  Net Investment Income (Loss)...................................       .04         .03             .04         .04       .01
                                                                   ---------   ---------      ---------   ---------   --------
  Net Increase in Net Asset Value Resulting from Operations......       .04         .03             .04         .04       .01
  Dividends to Shareholders from Net Investment Income...........      (.04)       (.03)           (.04)       (.04)     (.01)
                                                                   ---------   ---------      ---------   ---------   --------
Net Increase in Net asset Value..................................       .00         .00             .00         .00       .00
                                                                   ---------   ---------      ---------   ---------   --------
Net Asset Value -- End of Period.................................  $   1.00    $   1.00       $    1.00   $    1.00   $  1.00
                                                                   ---------   ---------      ---------   ---------   --------
                                                                   ---------   ---------      ---------   ---------   --------
Total Investment Return..........................................      4.69%       4.39%***        4.60%       4.43%     2.47%
Ratios to Average Net Assets
  Gross Expenses.................................................       .89%        .86%***
  Net Expenses...................................................       .89%        .86%***         .99%        .89%     1.16%***
  Net Investment Income (Loss)...................................      4.37%       4.06%***        4.18%       4.23%     2.34%***
Supplementary Data
  Portfolio Turnover Rate****....................................         0%          0%              0%          0%        0%
  Net Assets, End of Period (000's omitted)......................  $253,295    $283,553       $ 153,925   $ 284,198   $88,107

------------

+     THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS CALCULATED USING
     THE DAILY SHARES OUTSTANDING AVERAGE FOR THE YEAR.

* ON MARCH 12, 1997, THE TRUSTEES CHANGED THE TRUST'S FISCAL YEAR END FROM JUNE 30 TO MARCH 31.

**    COMMENCEMENT OF OPERATIONS: DECEMBER 3, 1993.

***    ANNUALIZED.

****   PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

                                                            PROSPECTUS  37
                                                                        --------

BENCHMARK INFORMATION.

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); NEITHER THE OTC FUND NOR THE ARKTOS FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ"); AND THE METALS FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY THE PHILADELPHIA STOCK EXCHANGE (PHLX), SPONSOR OF THE XAU INDEX.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX, NASDAQ 100 INDEX-TM-, AND THE XAU INDEX, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NONE OF S&P, NASDAQ, AND PHLX GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, NASDAQ 100 INDEX-TM-, AND THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE NASDAQ 100 INDEX-TM-, THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NONE OF S&P, NASDAQ, AND PHLX MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX, THE NASDAQ 100 INDEX-TM-, THE XAU INDEX, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
   Information dated August 1, 1998 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference
     Section, Washington, D.C. 20549-6009. To help you to obtain additional information, the Fund's SEC registration number is 811-7584.

 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 1-800-820-0888 or by writing to Rydex Series Trust, at 6116
     Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-
annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
                Funds' performance during its last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
  OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO ADVISORS,
    INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.